Income and Social Contribution Taxes - Schedule of Estimated Balance of Deferred Tax Asset (Details) R$ in Millions	Dec. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Deferred tax assets future taxable profits	R$ 3,601
2025 [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets future taxable profits	528
2025 [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets future taxable profits	451
2026 [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets future taxable profits	414
2027 [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets future taxable profits	440
2029 to 2031
IfrsStatementLineItems [Line Items]
Deferred tax assets future taxable profits	891
2032 to 2034
IfrsStatementLineItems [Line Items]
Deferred tax assets future taxable profits	R$ 877